Marketable Securities and Securities Investments (Summary of Debt Securities Classified as Held to Maturity by Credit Quality Indicator) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Held-to-maturity securities	¥ 7,736,905	¥ 7,418,512
AAA
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Held-to-maturity securities	69,161	5,516
AA
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Held-to-maturity securities	1,465,168	1,193,053
A
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Held-to-maturity securities	¥ 6,202,576	¥ 6,219,943